Label	Element	Value
T. Rowe Price Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap stocks and in stocks that are included in its benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the benchmark index in proportion to each stock’s weighting in the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its index.

The fund defines small-cap stocks as those whose market capitalization, at the time of purchase, falls within the range of its benchmark index. As of December 31, 2024, the market capitalization range for the benchmark index, the Russell 2000® Index (Index), was approximately $8.22 million to $14.77 billion.

The fund attempts to track the investment return of small-cap U.S. stocks by seeking to track, before fees and expenses, the performance of the Index. The Index, which is constructed by the Russell Investment Group, is designed to measure the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 small-cap U.S. securities based on a combination of their market capitalization and index membership, without consideration to a growth or value style. Some of the securities included in the Index may be considered micro-cap securities. The Index is constructed to provide an unbiased small-cap barometer and is reconstituted periodically to ensure larger stocks do not distort the performance and characteristics of the small-cap opportunity set.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

The fund may sell securities to better align its portfolio with the characteristics of the Index and will generally seek to sell securities that have been removed from the Index within a reasonable timeframe taking into consideration market conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	31.41%	Worst Quarter	3/31/20	-30.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Small-Cap Index Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Small-Cap Index Fund | Index investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Index investing: Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

T. Rowe Price Small-Cap Index Fund | Tracking error
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Tracking error: The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

T. Rowe Price Small-Cap Index Fund | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Small-Cap Index Fund | Small- and micro-cap stocks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small- and micro-cap stocks: Investments in securities issued by small- and micro-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade. The risks of small-cap investing are heightened for investments in micro-cap companies.

T. Rowe Price Small-Cap Index Fund | Stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Small-Cap Index Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Nondiversification: The fund may become nondiversified due to the composition of its benchmark index, and thus invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the fund’s performance may be adversely affected; the fund’s shares may experience greater price volatility; and the fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political, or regulatory occurrence affecting these issuers.

T. Rowe Price Small-Cap Index Fund | Sector exposure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

T. Rowe Price Small-Cap Index Fund | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Small-Cap Index Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index	[1]
T. Rowe Price Small-Cap Index Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
T. Rowe Price Small-Cap Index Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	13.86%	[2]
T. Rowe Price Small-Cap Index Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
Since Inception	rr_AverageAnnualReturnSinceInception	22.33%	[3]
T. Rowe Price Small-Cap Index Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
T. Rowe Price Small-Cap Index Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%	[2]
T. Rowe Price Small-Cap Index Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	18.88%	[3]
T. Rowe Price Small-Cap Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.29%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	$ 425
Annual Return 2016	rr_AnnualReturn2016	21.05%
Annual Return 2017	rr_AnnualReturn2017	14.51%
Annual Return 2018	rr_AnnualReturn2018	(11.25%)
Annual Return 2019	rr_AnnualReturn2019	25.31%
Annual Return 2020	rr_AnnualReturn2020	19.88%
Annual Return 2021	rr_AnnualReturn2021	14.32%
Annual Return 2022	rr_AnnualReturn2022	(20.58%)
Annual Return 2023	rr_AnnualReturn2023	16.75%
Annual Return 2024	rr_AnnualReturn2024	11.24%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.41%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.66%)
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2015
T. Rowe Price Small-Cap Index Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.44%
5 Years	rr_AverageAnnualReturnYear05	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
T. Rowe Price Small-Cap Index Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	5.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
T. Rowe Price Small-Cap Index Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.31%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.14%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
1 Year	rr_ExpenseExampleYear01	$ 14
3 Years	rr_ExpenseExampleYear03	79
5 Years	rr_ExpenseExampleYear05	154
10 Years	rr_ExpenseExampleYear10	$ 374
1 Year	rr_AverageAnnualReturnYear01	11.40%
5 Years	rr_AverageAnnualReturnYear05	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2015
T. Rowe Price Small-Cap Index Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[6]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	11.61%
Since Inception	rr_AverageAnnualReturnSinceInception	19.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2020

[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 12/9/15.
[3]	Return since 3/16/20.
[4]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.29%. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.29%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[5]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[6]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.